Investments in airport concessions (Details)	12 Months Ended
Dec. 31, 2020 item
Disclosure of detailed information about intangible assets [line items]
Number of airports under a concession granted	13
Airport concessions
Disclosure of detailed information about intangible assets [line items]
Number of airports under a concession granted	13
Term of concession arrangement	50 years
Maximum extension term of concession arrangement	50 years
Term of master development program	5 years
Concessionaire tax rate	5.00%